Schedule of allowance for expected credit loss of contract assets, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Contract Assets
Balance at beginning of the year	$ 33,384	$ 10,318
(Reversal) / addition during the year	(6,446)	23,066
Balance at end of the year	$ 26,938	$ 33,384